FINANCIAL RISK MANAGEMENT - Changes in liabilities (Details) Rp in Billions	12 Months Ended
Dec. 31, 2017 IDR (Rp)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 31,799
Cash flows	2,880
Acquisition	204
Foreign exchange movement	41
New leases	518
Other changes	30
Balance at end of period	35,472
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	911
Cash flows	1,374
Other changes	4
Balance at end of period	2,289
Two-step loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	1,292
Cash flows	(228)
Foreign exchange movement	34
Balance at end of period	1,098
Bonds and notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	9,323
Cash flows	(342)
Foreign exchange movement	0
Other changes	1
Balance at end of period	8,982
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	15,566
Cash flows	2,200
Acquisition	204
Foreign exchange movement	7
Other changes	27
Balance at end of period	18,004
Obligations under finance leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	4,010
Cash flows	(724)
New leases	518
Other changes	0
Balance at end of period	3,804
Other borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	697
Cash flows	600
Other changes	(2)
Balance at end of period	Rp 1,295